Label	Element	Value
MFS Commodity Strategy Fund
Risk/Return:	oef_RiskReturnAbstract
Risk/Return [Heading]	oef_RiskReturnHeading	MFS® Commodity Strategy Fund Summary of Key Information
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The fund’s investment objective is to seek total return.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below. Expenses for Class R1 shares have been adjusted to reflect the full impact of the distribution fee.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 13 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 35% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	35.00%
Expense Breakpoint Discounts [Text]	oef_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	oef_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

MFS (Massachusetts Financial Services Company, the fund's investment adviser) seeks to achieve the fund’s objective by providing exposure to the commodities markets through investing in commodity-linked derivatives rather than investing directly in commodities. Commodities are economic goods that are typically the product of agriculture, mining, or primary industrial processes. Commodities include, but are not limited to, grains, beef, oil, natural gas, grains, beef, and industrial and precious metals.

MFS expects to gain exposure to the commodities markets by investing in MFS Commodity Strategy Portfolio, a wholly-owned and controlled subsidiary organized in the Cayman Islands. MFS Commodity Strategy Portfolio is advised by MFS and has the same objective, strategies, and restrictions as the fund, except that MFS gains exposure to the commodities markets for MFS Commodity Strategy Portfolio by investing directly in commodity-linked futures, options, and/or swaps. MFS may invest up to 25% of the fund's assets (at the time of purchase) in MFS Commodity Strategy Portfolio.

MFS Commodity Strategy Portfolio's investments in commodity-linked derivatives are leveraged (i.e., involves investment exposure greater than the amount of the investment). MFS expects the fund's exposure to the commodities markets to be approximately equivalent to investing all of the fund's investments in commodity-linked derivatives on an unleveraged basis.

MFS allocates MFS Commodity Strategy Portfolio’s investments in commodity-linked derivatives primarily based on proprietary quantitative models. MFS may also consider current market conditions, its qualitative assessment of the risk/return characteristics of commodities and commodity sectors, and other factors in structuring MFS Commodity Strategy Portfolio's portfolio.

MFS normally allocates the MFS Commodity Strategy Portfolio's commodity exposure across different commodities and commodity sectors, but MFS may expose a significant percentage of the MFS Commodity Strategy Portfolio's assets to a particular commodity or commodity sector or a limited number of commodities or commodity sectors.

MFS generally invests substantially all of the fund's assets not invested in MFS Commodity Strategy Portfolio in U.S. and foreign debt instruments. In addition, MFS Commodity Strategy Portfolio may also invest in U.S. and foreign debt instruments. Debt instruments include corporate debt instruments, U.S. Government securities, foreign government securities, securitized instruments (including mortgage-backed securities and other asset-backed securities), and other obligations to repay money borrowed. Of the fund’s direct and indirect investments in debt instruments, MFS generally invests substantially all of these investments in investment grade quality debt instruments.

MFS normally invests the fund's direct and indirect investments in debt instruments across different countries and regions, but MFS may invest a significant percentage of the fund's assets in issuers in a single country or region.

In addition to the commodity-linked derivatives used by MFS Commodity Strategy Portfolio as described above, MFS may use other types of derivatives for any investment purpose in managing the fund and/or MFS Commodity Strategy Portfolio. To the extent MFS uses derivatives, MFS expects to use derivatives primarily to increase or decrease exposure to a particular market, segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives include futures, forward contracts, options, and swaps.

Some portion of the fund's and MFS Commodity Strategy Portfolio's assets may be held in cash and/or debt instruments due to collateral requirements for the fund's and MFS Commodity Strategy Portfolio's investments in derivatives.

MFS uses an active bottom-up investment approach to buying and selling debt investments for the fund. Debt investments are selected primarily based on fundamental analysis of individual instruments and their issuers. Quantitative screening tools that systematically evaluate debt instruments may also be considered.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.

The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of (i) a broad measure of market performance and (ii) the performance of an additional index that the adviser believes more closely reflects the market segments in which the fund invests.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	1-800-225-2606
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	mfs.com
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Class A Bar Chart.
Bar Chart Narrative [Text Block]	oef_BarChartNarrativeTextBlock	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock

During the period(s) shown in the bar chart, the highest quarterly return was 24.77% (for the calendar quarter ended March 31, 2022) and the lowest quarterly return was (25.47)% (for the calendar quarter ended March 31, 2020).

Performance Table Heading	oef_PerformanceTableHeading	Performance Table.
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses, or taxes
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	oef_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.
Performance Table Closing [Text Block]	oef_PerformanceTableClosingTextBlock

During the period, the Bloomberg U.S. Aggregate Bond Index replaced the Bloomberg Commodity Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Bloomberg Commodity Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts (IRAs). The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.

Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns (For the Periods Ended December 31, 2025)
MFS Commodity Strategy Fund | Principal Risks
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

MFS Commodity Strategy Fund | Risk Lose Money [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund.
MFS Commodity Strategy Fund | Risk Not Insured [Member]
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
MFS Commodity Strategy Fund | Commodity-Related Investments Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Commodity-Related Investments Risk: The value of commodity-related investments may be more volatile than the value of equity securities or debt instruments and may be affected by factors such as changes in overall market movements, commodity index volatility, changes in interest rates, currency fluctuations, geopolitical events, or factors affecting a particular industry or commodity. The price of a commodity-related investment may be affected by demand/supply imbalances in the market for the commodity.

MFS Commodity Strategy Fund | Allocation Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Allocation Risk: MFS’ assessment of the risk/return potential of commodity sectors and the resulting allocation among commodity sectors may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

MFS Commodity Strategy Fund | Investment Selection Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Investment Selection Risk: MFS' investment analysis, its development and use of quantitative models, and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. The quantitative models used by MFS (both proprietary and third-party) may not produce the intended results for a variety of reasons, including the factors used in the models, the weight placed on each factor in the models, changes from the market factors' historical trends, changing sources of market return or market risk, and technical issues in the design, development, implementation, application, and maintenance of the models (e.g., incomplete, stale, or inaccurate data, human error, programming or other software issues, coding errors, and technology failures).

MFS Commodity Strategy Fund | Derivatives Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Derivatives Risk: Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicator(s) on which the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Derivatives can involve leverage.

MFS Commodity Strategy Fund | Leveraging Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	Leveraging Risk: Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.
MFS Commodity Strategy Fund | Counterparty and Third Party Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Counterparty and Third Party Risk: Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.

MFS Commodity Strategy Fund | Financial Services Exposure Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock	Financial Services Exposure Risk: Events that affect the financial services sector may have a significant adverse effect on the fund.
MFS Commodity Strategy Fund | MFS Commodity Strategy Portfolio Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

MFS Commodity Strategy Portfolio Risk: MFS Commodity Strategy Portfolio will not be registered as an investment company under the Investment Company Act of 1940 (the Act) and will not be subject to all of the investor protections of the Act, although MFS Commodity Strategy Portfolio will be managed pursuant to compliance policies and procedures that are materially the same as the policies and procedures applicable to the fund. Changes in the laws impacting the fund or MFS Commodity Strategy Portfolio could negatively affect the fund and its shareholders. By investing in MFS Commodity Strategy Portfolio, the fund is exposed to all the risks associated with MFS Commodity Strategy Portfolio’s investments.

MFS Commodity Strategy Fund | Tax Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Tax Risk: In order to qualify as a regulated investment company (RIC) under the Internal Revenue Code of 1986, as amended (the Internal Revenue Code), the fund must meet certain requirements regarding the source of its income, the diversification of its assets, and the distribution of its income. If the fund were to fail to qualify as a RIC and became subject to U.S. federal income tax, shareholders of the fund would be subject to the risk of diminished returns. Income from certain commodity-linked instruments may not constitute "qualifying income" for purposes of the requirements for RIC qualification under the Internal Revenue Code, and income from investing in MFS Commodity Strategy Portfolio is “qualifying income” for such purposes only to the extent certain requirements are satisfied. The tax treatment of investing in commodity-linked instruments is unclear in certain respects and may be adversely affected by future legislation, U.S. Treasury Department regulations, and/or guidance issued by the Internal Revenue Service (the IRS), which may have retroactive effect.

For U.S. federal income tax purposes, all of the MFS Commodity Strategy Portfolio's income and net gains (including net gains associated with the MFS Commodity Strategy Portfolio's commodity-related investments) are typically treated as ordinary income by the fund. As a result, a larger portion of the fund's distributions may be taxable as ordinary income rather than capital gains and the fund's investment in the MFS Commodity Strategy Portfolio may increase taxable distributions to shareholders.

MFS Commodity Strategy Fund | Debt Market Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Debt Market Risk: Debt markets can be volatile and can decline significantly in response to changes in, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These conditions can affect a single instrument, issuer, or borrower, a particular type of instrument, issuer, or borrower, a segment of the debt markets or the debt markets generally. Certain events can have a dramatic adverse effect on debt markets and may lead to periods of high volatility and reduced liquidity in a debt market or segment of a debt market.

MFS Commodity Strategy Fund | Interest Rate Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Interest Rate Risk: In general, the price of a debt instrument falls when interest rates rise and rises when interest rates fall. Interest rate risk is generally greater for instruments with longer maturities or durations, or that do not pay current interest.

MFS Commodity Strategy Fund | Credit Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Credit Risk: The price of a debt instrument depends, in part, on the credit quality of the issuer, borrower, counterparty, or other entity responsible for payment, or underlying collateral or assets and the terms of the instrument. The price of a debt instrument can decline in response to changes in, or perceptions of, the financial condition of the issuer, borrower, counterparty, or other entity, or underlying collateral or assets, or changes in, or perceptions of, specific or general market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. Debt instruments may be more susceptible to downgrades or defaults during economic downturns or similar periods of economic stress, which in turn could negatively affect the market value and liquidity of a debt instrument.

MFS Commodity Strategy Fund | Foreign Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Foreign Risk: Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, environmental, public health, and other conditions. These factors can make foreign investments, especially those tied economically to countries with developing economies or countries subject to sanctions or the threat of new or modified sanctions, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

MFS Commodity Strategy Fund | Focus Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Focus Risk: Issuers in a single country or region can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions, and the fund's performance will be affected by the conditions in the countries and regions to which the fund is exposed. Furthermore, investments in particular countries or regions may be more volatile than the broader market as a whole.

To the extent the fund focuses its investments in a particular commodity or commodity sector, the fund will be more susceptible to risks associated with that commodity or commodity sector.

MFS Commodity Strategy Fund | Prepayment/Extension Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Prepayment/Extension Risk: Instruments subject to prepayment and/or extension can reduce the potential for gain for the instrument’s holders if the instrument is prepaid and increase the potential for loss if the maturity of the instrument is extended.

MFS Commodity Strategy Fund | Liquidity Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Liquidity Risk: It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at prices or times that are not advantageous in order to meet redemptions or other cash needs.

MFS Commodity Strategy Fund | Large Shareholder Risk
Risk/Return:	oef_RiskReturnAbstract
Risk [Text Block]	oef_RiskTextBlock

Large Shareholder Risk: From time to time, shareholders of the fund (which may include institutional investors, financial intermediaries, or other MFS funds) may make relatively large redemptions or purchases of fund shares. These transactions may cause the fund to sell securities or invest additional cash, as the case may be, at disadvantageous prices. Redemptions of a large number of shares also may increase transaction and other costs or have adverse tax consequences for shareholders of the fund by requiring a sale of portfolio securities. Purchases of a large number of shares may adversely affect the fund's performance to the extent that it takes time to invest new cash and the fund maintains a larger cash position than it ordinarily would.

MFS Commodity Strategy Fund | Bloomberg U.S. Aggregate Bond Index
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	7.30%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.36%)
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.01%
MFS Commodity Strategy Fund | Bloomberg Commodity Index
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Bloomberg Commodity Index
Average Annual Return, Percent	oef_AvgAnnlRtrPct	15.77%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.64%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.73%
MFS Commodity Strategy Fund | Class A
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCSAX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.16%	[2]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.16%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.15%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2027
Expenses Deferred Charges [Text Block]	oef_ExpensesDeferredChargesTextBlock	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 685
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	921
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,176
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,902
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Mar. 31, 2022
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	24.77%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(25.47%)
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.53%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.56%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.40%
Annual Return [Percent]	oef_AnnlRtrPct	11.40%
Annual Return [Percent]	oef_AnnlRtrPct	3.38%
Annual Return [Percent]	oef_AnnlRtrPct	(12.97%)
Annual Return [Percent]	oef_AnnlRtrPct	7.59%
Annual Return [Percent]	oef_AnnlRtrPct	(0.56%)
Annual Return [Percent]	oef_AnnlRtrPct	27.94%
Annual Return [Percent]	oef_AnnlRtrPct	12.85%
Annual Return [Percent]	oef_AnnlRtrPct	(6.48%)
Annual Return [Percent]	oef_AnnlRtrPct	4.83%
Annual Return [Percent]	oef_AnnlRtrPct	18.33%
MFS Commodity Strategy Fund | Class A | After Taxes on Distributions
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns After Taxes on Distributions
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.24%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.52%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	1.59%
MFS Commodity Strategy Fund | Class A | After Taxes on Distributions and Sales
Risk/Return:	oef_RiskReturnAbstract
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.78%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.16%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	2.43%
MFS Commodity Strategy Fund | Class B
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCSFX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	4.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.16%	[2]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.91%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.90%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 593	[4]
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	899	[4]
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,231	[4]
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,037	[4]
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	193	[4]
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	599	[4]
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,031	[4]
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,037	[4]
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	13.17%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	9.85%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.37%
MFS Commodity Strategy Fund | Class C
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCSHX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.16%	[2]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.91%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.90%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 293	[4]
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	599	[4]
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,031	[4]
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	2,037	[4]
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	193	[4]
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	599	[4]
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	1,031	[4]
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 2,037	[4]
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	16.38%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.07%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.38%
MFS Commodity Strategy Fund | Class I
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCSIX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.16%	[2]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.91%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.90%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	289
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	503
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,119
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	18.51%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.13%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.29%
MFS Commodity Strategy Fund | Class R1
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCSNX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.16%	[2]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.91%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.90%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 193
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	599
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	1,031
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 2,232
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.80%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.11%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.26%
MFS Commodity Strategy Fund | Class R2
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCSOX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.16%	[2]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.41%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.40%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 143
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	445
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	770
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,690
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	17.72%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.57%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.74%
MFS Commodity Strategy Fund | Class R3
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCSQX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.16%	[2]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.16%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.15%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 117
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	367
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	637
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,408
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	18.16%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	10.85%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.00%
MFS Commodity Strategy Fund | Class R4
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCSTX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.16%	[2]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.91%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.90%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	289
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	503
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,119
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	18.56%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.14%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.27%
MFS Commodity Strategy Fund | Class R6
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCSRX
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	oef_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	oef_MaximumDeferredSalesChargeOverOfferingPrice	0.00%
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.07%	[2]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.82%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.01%)	[3]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.81%
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2027
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 83
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	261
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	454
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	$ 1,013
Average Annual Return, Label [Optional Text]	oef_AverageAnnualReturnLabel	Returns Before Taxes
Average Annual Return, Percent	oef_AvgAnnlRtrPct	18.66%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	11.24%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.32%

[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
[2]	"Other Expenses" includes the expenses of the fund's subsidiary, MFS Commodity Strategy Portfolio, of less than 0.01%.
[3]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least February 28, 2027.
[4]	Shares automatically convert to Class A shares approximately eight years after purchase; therefore, the expense examples reflect Class A share expenses after eight years.